Stock Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans
Stock Compensation Plans

The Company’s parent, First Data Holdings, Inc. (FDH), has a stock incentive plan for employees of the Company and its affiliates (stock plan). Stock compensation expense associated with this stock plan is recorded by the Company. Stock compensation expense for certain awards is only recognized upon liquidity or an employment termination event which triggers vesting. For the remaining awards that vest based solely on service conditions, expense is recognized over the requisite service period.

Total stock-based compensation expense recognized in the “Selling, general, and administrative” line item of the unaudited consolidated statements of operations was as follows for the periods presented:

	Three months ended March 31,
(in millions)	2015	2014
Total stock-based compensation expense (pretax)	$7	$29

During the three months ended March 31, 2014, $23 million of stock-based compensation expense was recognized as a result of the departure of certain executive officers.

Stock Options

As of March 31, 2015, there was approximately $169 million of total unrecognized compensation expense related to non-vested stock options that will only be recognized upon a qualified public offering or certain liquidity or employment termination events.

Restricted Stock Awards and Restricted Stock Units

Beginning in 2014, substantially all of the Company's employees are granted restricted stock awards on an annual basis and during the three months ended March 31, 2015, 39 million restricted stock awards were granted. The restrictions on a majority of these awards will lapse upon the later of three years or following an initial public offering or upon certain employment termination events. For the remainder of these awards, the restrictions will lapse following an initial public offering or upon certain employment termination events.

As of March 31, 2015, there was $337 million of total unrecognized compensation expense related to restricted stock, of which $2 million will be recognized over a period of approximately one year while $335 million will only be recognized upon the occurrence of certain liquidity or employment termination events.

For additional information on the Company’s Stock Compensation Plans refer to note 11 “Stock Compensation Plans” in the Company’s consolidated financial statements for the year ended December 31, 2014.

Stock Compensation Plans

The Company’s parent, FDH, has a stock incentive plan for employees of FDC and its affiliates (stock plan). The stock plan provides the opportunity for certain employees to purchase shares in FDH and then receive a number of options or restricted stock based on a multiple of their investment in such shares. The plan also allows for the Company to award shares and options to employees. The participants of the stock plan enter into a management stockholders’ agreement. Principal terms of the management stockholders’ agreement include restrictions on transfers, lock ups, right of first refusal, registration rights, and a confidentiality, non-solicitation and non-compete covenant. The expense associated with this plan is recorded by FDC. The number of shares authorized under the stock plan was 180 million as of December 31, 2014.

The participants of the stock plan have the right to require FDH to repurchase the shares and options upon the employee’s termination due to death or disability. The put rights expire one year after the termination event or upon a change in control. The repurchase price for the shares is their fair market value at the time of repurchase. The repurchase price for the options is their intrinsic value at the time of repurchase.

The Company defers recognition of substantially all of the stock-based compensation expense related to stock options and non-vested restricted stock awards and units. Due to the nature of call rights associated with stock options, the Company will recognize expense related to most options only upon certain liquidity or employment termination events. The nature of the call rights associated with stock options creates a performance condition that is not considered probable until the occurrence of one of the events described above. The call rights create a performance condition as they allow FDH to repurchase options at the lesser of the fair value or the exercise price upon an option holder’s voluntary termination.

Stock-based compensation expense will be recognized related to certain restricted stock awards and units only upon a liquidity or employment termination event which triggers vesting. For the remaining awards that vest based solely on service conditions, expense is recognized over the requisite service period.

Under certain circumstances, the Company may redeem common stock held by its employees on behalf of its parent company, FDH.

Total stock-based compensation expense recognized in the “Selling, general, and administrative” line item of the consolidated statements of operations resulting from stock options, non-vested restricted stock awards, and non-vested restricted stock units was as follows:

Year ended December 31, (in millions)	Amount
2014	$51
2013	39
2012	12

During 2014, approximately $37 million of stock-based compensation expense was recognized as a result of the departure of certain executive officers. During 2013, approximately $20 million of stock-based compensation expense was recognized as a result of granting an executive officer shares of common stock of FDH and fully vested restricted stock units.

The Company has a deferred compensation plan for non-employee directors that allows each of these directors to defer their annual compensation. The plan is unfunded. For purposes of determining the investment return on the deferred compensation, each director’s account is treated as if credited with a number of shares of FDH stock determined by dividing the deferred compensation amount by the first Board approved fair value of the stock during the year. The account balance will be paid in cash upon termination of Board service, certain liquidity events or other certain events at the fair value of the stock at the time of settlement. Due to the cash settlement provisions, the account balances are recorded as a liability and are adjusted to fair value quarterly. As of December 31, 2014 and 2013, the balance of this liability was $1 million.

Stock Options

During the years ended December 31, 2014, 2013, and 2012, time-based options were granted under the stock plan. The time-based options have a contractual term of 10 years. Time-based options vest equally over a three to five year period from the date of issuance. The outstanding time-based options also have certain accelerated vesting provisions that become effective upon a change in control, a qualified public offering, or certain termination events.

As of December 31, 2014, there was approximately $154 million of total unrecognized compensation expense related to non-vested stock options that will only be recognized upon a qualified public offering or certain liquidity or employment termination events.

During 2014, 2013, and 2012, FDH paid $15 million, $22 million, and $3 million, respectively, to repurchase shares from employees that terminated employment with the Company.

The fair value of FDH stock options granted for the years ended December 31, 2014, 2013, and 2012 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Year ended December 31,
	2014	2013	2012
Risk-free interest rate	2.24%	1.40%	1.45%
Dividend yield	—	—	—
Volatility	50.45%	56.61%	51.77%
Expected term (in years)	7	7	7
Fair value of stock	$4.00	$3.50	$3.00
Fair value of options	$2.14	$1.99	$1.60

Risk-free interest rate—The risk-free rate for stock options granted during the period was determined by using a zero-coupon U.S. Treasury rate for the periods that coincided with the expected terms listed above.

Expected dividend yield—No routine dividends are currently being paid by FDH, or are expected to be paid in future periods.

Expected volatility—As FDH is a non-publicly traded company, the expected volatility is based on the historical volatilities of a group of guideline companies.

Expected term—The Company estimated the expected term by considering the historical exercise and termination behavior of employees that participated in the Company’s previous equity plans, the vesting conditions of options granted under the stock plan, as well as the impact of limited liquidity for common stock of a non-publicly traded company.

Fair value of stock—The Company determined the fair value based on discounted cash flows and comparison to a group of guideline companies.

A summary of FDH stock option activity for the year ended December 31, 2014 is as follows:

(options in millions)	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term
Outstanding as of January 1, 2014	91	$3.28
Granted	16	$4.00
Exercised	(2)	$3.03
Cancelled / Forfeited	(2)	$3.24
Outstanding as of December 31, 2014	103	$3.40	7 years
Options exercisable as of December 31, 2014	45	$3.13	6 years

The total intrinsic value and amount paid related to stock options exercised during the twelve months ended December 31, 2014, 2013, and 2012 was $2 million, $3 million, and $0 million, respectively.

Restricted Stock Awards and Restricted Stock Units

In the first quarter of 2014, FDH expanded participation in the plan by granting 31 million restricted stock awards to substantially all of the Company’s employees. The restrictions on a majority of these awards will lapse upon the later of three years or following an initial public offering or upon certain employment termination events. For the remainder of these awards, the restrictions will lapse following an initial public offering or upon certain employment termination events.

Restricted stock awards and units were granted under the stock plan during 2014, 2013, and 2012. Grants were made as incentive awards. The restrictions on the awards granted will lapse upon a qualified public offering, a change in control or certain employment termination or liquidity events. As of December 31, 2014 there was approximately $172 million of total unrecognized compensation expense related to restricted stock. Approximately $3 million will be recognized over a period of approximately one year with the remainder recognized upon the occurrence of certain liquidity or employment termination events.

During 2014, 2013, and 2012, the Company paid $5 million, $6 million, and $2 million, respectively, to repurchase stock awards from employees that terminated employment with the Company.

A summary of FDH restricted stock award and restricted stock unit activity for the year ended December 31, 2014 is as follows:

(awards/units in millions)	Awards/Units	Weighted-Average Grant-Date Fair Value
Non-vested as of January 1, 2014	17	$3.18
Granted	37	$4.00
Vested	(4)	$3.18
Cancelled / Forfeited	(4)	$3.81
Non-vested as of December 31, 2014	46	$3.79

The total fair value of shares vested (measured as of the date of vesting) during the twelve months ended December 31, 2014, 2013, and 2012 was $15 million, $18 million, and $3 million, respectively.